RECENTLY ISSUED ACCOUNTING STANDARDS - Impact of 606 (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Assets
Voyages in progress	$ 2,808	$ 9,062		$ 5,478
Other current assets	26,667	25,437		27,991
Total assets	2,951,354	2,870,058		2,869,028
Liabilities
Other current liabilities	28,398	32,089		36,757
Total liabilities	1,427,842	1,376,009		1,380,677
Stockholders' equity
Retained deficit	(267,744)	(351,903)		(357,601)
Total stockholder's equity	1,523,512	1,494,049	$ 1,238,719	1,488,351
Voyage charter revenues	656,070	460,023	256,863
Voyage expenses and commission	162,037	118,929	89,886
Net income (loss)	$ 84,535	$ (2,348)	$ (127,711)
Basic and diluted (loss) earnings per share (in dollars per share)	$ 0.59	$ (0.02)	$ (1.34)
Change in operating assets and liabilities, other	$ 102,011
Net cash (used in) provided by operating activities	186,546	$ 93,795	$ (22,797)
Adjustments for ASC 606 | Accounting Standards Update 2014-09 [Member]
Assets
Voyages in progress	3,695			(3,584)
Other current assets	(2,289)			2,554
Total assets	1,406			(1,030)
Liabilities
Other current liabilities	(3,647)			4,668
Total liabilities	(3,647)			4,668
Stockholders' equity
Retained deficit	5,053			(5,698)
Total stockholder's equity	5,053			(5,698)
Voyage expenses and commission	265
Net income (loss)	$ (646)
Basic and diluted (loss) earnings per share (in dollars per share)	$ 0.00
Change in operating assets and liabilities, other	$ 646
Net cash (used in) provided by operating activities	0
Balance without ASC 606
Assets
Voyages in progress	6,503
Other current assets	24,378
Total assets	2,952,760
Liabilities
Other current liabilities	24,751
Total liabilities	1,424,195
Stockholders' equity
Retained deficit	(262,691)
Total stockholder's equity	1,528,565
Voyage expenses and commission	162,302
Net income (loss)	$ 83,889
Basic and diluted (loss) earnings per share (in dollars per share)	$ 0.59
Change in operating assets and liabilities, other	$ 102,657
Net cash (used in) provided by operating activities	186,546
Voyage charter revenues
Stockholders' equity
Voyage charter revenues	322,804	$ 225,769	$ 159,108
Voyage charter revenues | Adjustments for ASC 606 | Accounting Standards Update 2014-09 [Member]
Stockholders' equity
Voyage charter revenues	(911)
Voyage charter revenues | Balance without ASC 606
Stockholders' equity
Voyage charter revenues	$ 321,893
Contract with Customer, Liability [Member] | Accounting Standards Update 2014-09 [Member]
Stockholders' equity
Adjustment on adoption of changes				8,300
Contract with Customer, Asset, Net, Current [Member] | Accounting Standards Update 2014-09 [Member]
Stockholders' equity
Adjustment on adoption of changes				3,600
Other Current Liabilities [Member] | Accounting Standards Update 2014-09 [Member]
Stockholders' equity
Adjustment on adoption of changes				$ 4,700